Deferred tax - Movements of Major Gross Deferred Tax Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 341.5
Ending balance	322.1	£ 341.5
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	565.0	477.5
Acquisition of subsidiaries	1.1	0.9
Credit/(charge) to income	(35.0)	80.9
Charge to other comprehensive income	(7.0)	(3.0)
Charge to equity	(15.5)	11.9
Exchange differences and other movements	80.2	(3.2)
Ending balance	588.8	565.0
Gross deferred tax assets | Deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	108.5	49.5
Acquisition of subsidiaries	0.0	0.0
Credit/(charge) to income	(38.7)	58.2
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	4.5	0.8
Ending balance	74.3	108.5
Gross deferred tax assets | Accounting provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	106.2	109.5
Acquisition of subsidiaries	0.0	0.0
Credit/(charge) to income	3.3	0.3
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	10.6	(3.6)
Ending balance	120.1	106.2
Gross deferred tax assets | Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	53.4	57.9
Acquisition of subsidiaries	0.0	0.0
Credit/(charge) to income	(2.9)	1.2
Charge to other comprehensive income	(7.0)	(3.0)
Charge to equity	0.0	0.0
Exchange differences and other movements	4.5	(2.7)
Ending balance	48.0	53.4
Gross deferred tax assets | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	68.0	80.9
Acquisition of subsidiaries	0.0	0.0
Credit/(charge) to income	(10.0)	(15.9)
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	43.6	3.0
Ending balance	101.6	68.0
Gross deferred tax assets | Tax losses and credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	110.5	90.3
Acquisition of subsidiaries	0.0	0.0
Credit/(charge) to income	5.0	19.7
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	7.0	0.5
Ending balance	122.5	110.5
Gross deferred tax assets | Share- based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	43.5	21.4
Acquisition of subsidiaries	0.0	0.0
Credit/(charge) to income	1.3	9.9
Charge to other comprehensive income	0.0	0.0
Charge to equity	(15.5)	11.9
Exchange differences and other movements	3.0	0.3
Ending balance	32.3	43.5
Gross deferred tax assets | Restructuring provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	61.1	56.4
Acquisition of subsidiaries	0.0	0.0
Credit/(charge) to income	21.2	9.1
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	2.3	(4.4)
Ending balance	84.6	61.1
Gross deferred tax assets | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13.8	11.6
Acquisition of subsidiaries	1.1	0.9
Credit/(charge) to income	(14.2)	(1.6)
Charge to other comprehensive income	0.0	0.0
Charge to equity	0.0	0.0
Exchange differences and other movements	4.7	2.9
Ending balance	£ 5.4	£ 13.8